UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        AllianceBernstein Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Investment Grade Fixed Income
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein Bond Fund Quality Bond Portfolio


Semi-Annual Report -- April 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 15, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Bond Fund Quality Bond Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies

This open-end fund seeks high current income consistent with preservation of capital by investing in investment-grade fixed-income securities. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in bonds and other debt securities. The Portfolio invests in readily marketable securities that do not involve undue risk of capital.

Investment Results

The following table shows the performance of the Portfolio and its benchmark, the Lehman Brothers U.S. Aggregate Index (the "LB Index"), which is a standard measure of the performance of a basket of unmanaged debt securities, for the six- and 12-month periods ended April 30, 2004.


INVESTMENT RESULTS*
Periods Ended April 30, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Bond Fund Quality
Bond Portfolio
   Class A                      1.17%              1.28%
------------------------------------------------------------
   Class B                      0.82%              0.57%
------------------------------------------------------------
   Class C                      0.82%              0.57%
------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index            1.25%              1.82%
------------------------------------------------------------

* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes.
During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Portfolio for a portion of its expenses to the extent necessary to limit the Portfolio's expenses to 0.98% for Class A, 1.68% for Class B, 1.68% for Class C, 1.18% for Class R and 0.68% for Advisor Class. This waiver extends through the Portfolio's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Portfolio's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers U.S. Aggregate Index (the "LB Index") does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 1

AllianceBernstein Bond Fund Quality Bond Portfolio.

Additional investment results appear on pages 4-6.

For both the six- and 12-month periods ended April 30, 2004, the Portfolio underperformed its benchmark, the LB Index. For the semi-annual reporting period, the Portfolio's yield curve positioning was the primary detractor from relative performance versus the benchmark. The yield curve slope flattened from historically steep levels, thus dampening performance as the Portfolio's yield curve exposure was set for steepening.

The Portfolio's overweighted position in investment-grade corporates, particularly our focus on BBB-rated securities, contributed positively to performance. The Portfolio's underweighted position in U.S. government securities, in addition to mortgage coupon selection, also proved to be advantageous.

Market Review and Investment Strategy

Bond market returns were mixed for the latter part of 2003, but rallied in the first quarter of 2004. Heightened geopolitical risk and strong foreign demand for U.S. securities led to falling interest rates and solid bond market returns for the six-month period ended April 30, 2004. As represented by the LB Index, the best performing sectors were investment-grade corporates at 1.59%, asset-backed securities at 1.54% and mortgage-backed securities at 1.39%. Within the investment-grade corporate sector, BBB-rated securities outperformed, returning 2.23% as compared to AAA-rated at 0.89%, AA-rated at 1.01% and A-rated at 1.23%. U.S. Treasuries and Agencies were the worst-performing sectors, returning 0.85% and 1.00%, respectively.

Within the investment-grade corporate sector, the Portfolio held overweighted positions in crossover and lower-rated BBB issuers that we believed were undervalued and would benefit most from an improving economy. We also overweighted the Portfolio's holdings in the automotive and cable/media sectors based on value. As spread dispersion among industries narrowed during the reporting period, our strategy turned toward specific issuer selection and to diversification of holdings across industry sectors.

We continued to remain underweighted in U.S. government bonds due to accelerating economic growth. We took advantage of attractive valuations to add exposure to the 15-year sector late in the period as rising rates drove spreads wider in the mortgage sector. Finally, in anticipation of possible tightening of monetary policy over the course of the next few months, we have begun to modestly barbell the Portfolio's duration structure. Generally, a barbell portfolio consists primarily of very short-term bonds and very long-term bonds, with few intermediate-term bonds.


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2 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
7/1/99
Class B Shares
7/1/99
Class C Shares
7/1/99


PORTFOLIO STATISTICS
Net Assets ($mil): $444.0


SECURITY TYPE BREAKDOWN*

     22.0%   Corporate Debt Obligations
     18.6%   Federal National Mortgage Association
     18.4%   Treasury
      5.4%   Federal Home Loan Mortgage Corporation        [PIE CHART OMITTED]
      4.4%   Government National Mortgage Association
      2.1%   Commerical Mortgage Backed Securities
      0.8%   Sovereign Debt Securities
      0.2%   Collateralized Mortgage Obligations

     28.1%   Short-Term


* The Portfolio's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 3

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                 1.28%                 -3.05%
       Since Inception*                6.25%                  5.31%
             SEC Yield**               3.25%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                        0.47%
       Since Inception*                                       5.96%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio normally invests all of its assets in securities that are rated at least BBB by Standard & Poor's or, if unrated, are of comparable quality. The Portfolio may also invest in convertible debt securities, preferred stock and dividend-paying stocks, U.S. government obligations and foreign fixed-income securities. The Portfolio may also invest a portion of its assets in foreign securities, which may magnify fluctuations. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 7/1/99.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                 0.57%                 -2.30%
       Since Inception*                5.50%                  5.50%
             SEC Yield**               2.69%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                        1.20%
       Since Inception*                                       6.16%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio normally invests all of its assets in securities that are rated at least BBB by Standard & Poor's or, if unrated, are of comparable quality. The Portfolio may also invest in convertible debt securities, preferred stock and dividend-paying stocks, U.S. government obligations and foreign fixed-income securities. The Portfolio may also invest a portion of its assets in foreign securities, which may magnify fluctuations. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 7/1/99.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                    NAV Returns            SEC Returns
                1 Year                 0.57%                 -0.38%
       Since Inception*                5.47%                  5.47%
             SEC Yield**               2.70%



CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
                                                          SEC Returns
                1 Year                                        3.19%
       Since Inception*                                       6.13%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio normally invests all of its assets in securities that are rated at least BBB by Standard & Poor's or, if unrated, are of comparable quality. The Portfolio may also invest in convertible debt securities, preferred stock and dividend-paying stocks, U.S. government obligations and foreign fixed-income securities. The Portfolio may also invest a portion of its assets in foreign securities, which may magnify fluctuations. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests principally in bonds and other fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 7/1/99.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES-37.2%
Federal National Mortgage Association-24.4%
  2.50%, 6/15/06                                     $  2,925     $   2,919,363
  4.125%, 4/15/14                                       1,810         1,687,083
  4.50%, TBA                                           23,520        22,821,491
  5.00%, TBA                                           40,185        39,377,078
  5.00%, 4/25/14                                        3,645         3,741,811
  5.50%, TBA                                           15,275        15,665,304
  5.50%, 8/01/33-9/01/33                                  849           847,941
  6.50%, TBA                                            4,175         4,345,916
  6.50%, 1/01/28-10/01/33                              14,752        15,368,281
  7.50%, 10/01/29-5/01/32                               1,397         1,494,851
                                                                  -------------
                                                                    108,269,119
                                                                  -------------
Federal Home Loan Mortgage Corp.-7.1%
  5.50%, TBA                                           24,665        24,634,169
  6.00%, TBA                                            6,510         6,660,544
                                                                  -------------
                                                                     31,294,713
                                                                  -------------
Government National Mortgage
Association-5.7%
  5.00%, TBA                                            3,905         3,795,172
  5.50%, TBA                                           10,675        10,678,330
  6.00%, 12/15/33                                       4,045         4,151,211
  6.50%, TBA                                            6,395         6,680,780
                                                                  -------------
                                                                     25,305,493
                                                                  -------------
Total Mortgage Backed Securities
  (cost $166,570,059)                                               164,869,325
                                                                  -------------
U.S. TREASURY SECURITIES-24.0%
U.S. Treasury Notes-18.7%
  1.625%, 2/28/06 *                                    42,245        41,809,370
  2.00%, 8/31/05                                       35,370        35,450,148
  2.625%, 3/15/09                                           5             4,787
  3.125%, 4/15/09 *                                     2,890         2,827,348
  4.00%, 2/15/14                                        2,960         2,844,376
                                                                  -------------
                                                                     82,936,029
                                                                  -------------
U.S. Treasury Bonds-5.3%
  5.375%, 2/15/31                                         950           962,766
  7.875%, 2/15/21 *                                     2,830         3,676,128
  8.75%, 5/15/17 *                                      3,930         5,374,585
  10.75%, 8/15/05 *                                    10,900        12,131,787
  11.25%, 2/15/15 *                                     1,000         1,559,805
                                                                  -------------
                                                                     23,705,071
                                                                  -------------
Total U.S. Treasury Securities
  (cost $107,769,408)                                               106,641,100
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-28.7%
Aerospace & Defense-0.1%
Boeing Capital Corp.
  4.75%, 8/25/08                                      $   365     $     374,681
                                                                  -------------
Automotive-2.5%
DaimlerChrysler NA Holdings
  4.75%, 1/15/08                                          190           192,912
Ford Motor Co.
  7.45%, 7/16/31 *                                      1,485         1,451,797
Ford Motor Credit Co.
  7.00%, 10/01/13 *                                     1,750         1,802,841
  7.375%, 10/28/09-2/01/11                              3,400         3,647,469
General Motors Acceptance Corp.
  6.875%, 9/15/11                                       1,960         2,060,205
  8.00%, 11/01/31                                         390           412,795
General Motors Corp.
  8.375%, 7/15/33                                       1,510         1,637,772
                                                                  -------------
                                                                     11,205,791
                                                                  -------------
Banking-4.4%
Bank of America Corp.
  6.25%, 4/15/12                                          305           332,157
Barclays Bank Plc pfd. (United Kingdom)
  8.55%, 6/15/11 (a)                                      905         1,095,521
Capital One Bank
  6.50%, 6/13/13                                          630           658,228
CBA Capital Trust I pfd.
  5.805%, 6/30/15 (a)                                   1,185         1,190,690
Citigroup, Inc.
  7.25%, 10/01/10                                         745           852,000
GreenPoint Financial Corp.
  3.20%, 6/06/08                                        1,115         1,076,296
ING Capital Funding Trust III pfd.
  8.439%, 12/31/10                                        960         1,143,060
J.P. Morgan Chase & Co.
  6.75%, 2/01/11                                        1,470         1,644,407
M&T Bank Corp.
  3.85%, 4/01/13                                          525           514,928
MBNA America Bank
  6.50%, 6/20/06                                          985         1,056,092
Mizuho Financial Group (Cayman Islands)
  5.79%, 4/15/14 (a)                                    1,875         1,862,764
  8.375%, 12/29/49                                        965         1,017,940
RBS Capital Trust I pfd.
  4.709%, 7/01/13 *                                     2,850         2,694,054
U.S. Bank NA
  6.375%, 8/01/11                                          40            44,019


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba)
  6.75%, 7/15/13                                     $    890     $     941,376
Unicredito Italiano Capital Trust pfd.
  9.20%, 7/15/13 (a)                                    1,510         1,846,008
US Bank NA
  2.85%, 11/15/06                                       1,320         1,328,346
                                                                  -------------
                                                                     19,297,886
                                                                  -------------
Broadcasting/Media-1.3%
AOL Time Warner, Inc.
  7.70%, 5/01/32                                        1,145         1,269,034
Liberty Media Corp.
  5.70%, 5/15/13 *                                      1,100         1,101,822
News America, Inc.
  6.55%, 3/15/33 *                                      1,070         1,090,185
Time Warner Entertainment Co. LP
  8.375%, 3/15/23 *                                     1,990         2,346,783
                                                                  -------------
                                                                      5,807,824
                                                                  -------------
Building/Real Estate-0.7%
Eop Operating LP
  4.75%, 3/15/14                                        1,210         1,130,683
ERP Operating LP
  5.20%, 4/01/13                                          470           467,628
Vornado Realty LP
  4.75%, 12/01/10                                         790           777,187
Vornado Realty Trust
  5.625%, 6/15/07                                         835           892,096
                                                                  -------------
                                                                      3,267,594
                                                                  -------------
Cable-1.3%
AT&T Broadband Corp.
  9.455%, 11/15/22                                        655           853,487
Comcast Cable Communications, Inc.
  6.20%, 11/15/08 *                                     2,955         3,177,565
Comcast Corp.
  7.05%, 3/15/33                                          465           490,726
Lenfest Communications, Inc.
  8.375%, 11/01/05                                      1,005         1,088,989
                                                                  -------------
                                                                      5,610,767
                                                                  -------------
Communications-2.6%
British Telecommunications Plc (United Kingdom)
  8.875%, 12/15/30                                      1,735         2,201,274
Koninklijke (Royal) KPN NV (Netherlands)
  8.00%, 10/01/10                                         555           650,005
Sprint Capital Corp.
  7.625%, 1/30/11                                       1,090         1,230,814
  8.75%, 3/15/32                                        2,045         2,449,902
Telecom Italia Capital (Italy)
  6.375%, 11/15/33 (a)                                  2,235         2,199,325
Verizon Global Funding Corp.
  7.375%, 9/01/12 *                                     2,485         2,846,836
                                                                  -------------
                                                                     11,578,156
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Communications - Mobile-0.9%
America Movil SA de CV
  5.50%, 3/01/14 (a)                                   $  510     $     478,480
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                        1,210         1,480,417
Telus Corp. (Canada)
  7.50%, 6/01/07                                          990         1,094,747
Verizon Wireless Capital LLC
  5.375%, 12/15/06                                      1,045         1,103,373
                                                                  -------------
                                                                      4,157,017
                                                                  -------------
Conglomerate/Miscellaneous-0.5%
Hutchison Whampoa International, Ltd
  (Cayman Islands)
  7.45%, 11/24/33 (a)                                   2,195         2,119,112
                                                                  -------------
Consumer Manufacturing-0.1%
Fortune Brands, Inc.
  2.875%, 12/01/06                                        510           509,113
                                                                  -------------
Energy-0.9%
Amerada Hess Corp.
  7.875%, 10/01/29                                        850           923,217
Conoco Funding Co.
  5.45%, 10/15/06                                         695           739,663
Conoco, Inc.
  6.95%, 4/15/29                                          855           943,380
Valero Energy Corp.
  7.50%, 4/15/32                                        1,150         1,296,433
                                                                  -------------
                                                                      3,902,693
                                                                  -------------
Financial-3.6%
American General Finance Corp.
  3.00%, 11/15/06                                         980           975,778
  4.50%, 11/15/07                                         650           670,031
Capital One Financial Corp.
  6.25%, 11/15/13                                         365           373,949
CIT Group, Inc.
  4.125%, 2/21/06                                       1,635         1,677,083
  5.50%, 11/30/07                                         510           539,308
Countrywide Home Loans, Inc.
  4.00%, 3/22/11                                        1,135         1,072,822
  4.25%, 12/19/07                                       1,090         1,108,827
Credit Suisse First Boston
  5.50%, 8/15/13                                          780           789,227
General Electric Capital Corp.
  6.75%, 3/15/32                                        2,310         2,495,073
Goldman Sachs Capital Trust I
  6.345%, 2/15/34                                         920           882,229
Household Finance Corp.
  6.50%, 11/15/08                                       1,505         1,654,562
  7.00%, 5/15/12                                          595           667,666
John Deere Capital Corp.
  4.50%, 8/22/07                                          690           712,609


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MBNA Corp.
  4.625%, 9/15/08                                     $   915     $     924,309
Royal & Sun Alliance Insurance Group plc
  (United Kingdom)
  8.95%, 10/15/29                                         795           880,707
The Goldman Sachs Group, Inc.
  4.75%, 7/15/13                                          685           652,819
                                                                  -------------
                                                                     16,076,999
                                                                  -------------
Food/Beverages-1.1%
Diageo Finance BV (Netherlands)
  3.00%, 12/15/06                                         800           799,377
Kraft Foods, Inc.
  5.25%, 10/01/13                                       1,050         1,042,646
Pepsi Bottling Group, Inc.
  7.00%, 3/01/29                                        1,950         2,182,165
Tyson Foods, Inc.
  8.25%, 10/01/11                                         590           687,508
                                                                  -------------
                                                                      4,711,696
                                                                  -------------
Health Care-0.9%
Bristol-Myers Squibb Co.
  4.75%, 10/01/06                                         515           536,908
HCA, Inc.
  6.75%, 7/15/13                                          525           540,680
  7.125%, 6/01/06                                         855           909,556
Health Net, Inc.
  8.375%, 4/15/11                                         520           614,682
Humana, Inc.
  6.30%, 8/01/18                                          635           647,198
UnitedHealth Group, Inc.
  3.30%, 1/30/08                                          830           820,696
                                                                  -------------
                                                                      4,069,720
                                                                  -------------
Industrial-0.4%
General Electric Co.
  5.00%, 2/01/13                                        1,810         1,802,769
                                                                  -------------
Insurance-1.4%
Anthem, Inc.
  6.80%, 8/01/12                                          585           652,390
Assurant, Inc.
  5.625%, 2/15/14 (a)                                     660           662,745
Mangrove Bay Pass-Through Trust pfd.
  6.102%, 7/15/33 (a)                                   1,010         1,006,427
MetLife, Inc.
  5.00%, 11/24/13                                         740           730,077
Safeco Capital Trust I
  8.072%, 7/15/37                                       1,180         1,307,921
Zurich Capital Trust I
  8.376%, 6/01/37 (a)                                   1,715         1,925,928
                                                                  -------------
                                                                      6,285,488
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Paper/Packaging-0.7%
International Paper Co.
  5.30%, 4/01/15                                     $    900     $     868,530
Weyerhaeuser Co.
  7.375%, 3/15/32                                       2,010         2,208,839
                                                                  -------------
                                                                      3,077,369
                                                                  -------------
Petroleum Products-0.2%
Amerada Hess Corp.
  7.125%, 3/15/33                                         835           837,955
                                                                  -------------
Public Utilities-Electric & Gas-2.9%
Carolina Power & Light Co.
  6.50%, 7/15/12                                        1,005         1,098,466
CenterPoint Energy Resources Corp.
  6.50%, 2/01/08                                          825           879,405
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                          385           398,524
Dominion Resources, Inc.
  5.00%, 3/15/13                                          690           671,854
Duke Energy Corp.
  3.75%, 3/05/08                                          860           856,352
FirstEnergy Corp.
  7.375%, 11/15/31                                      2,715         2,860,103
KeySpan Corp.
  7.25%, 11/15/05                                       1,430         1,534,110
MidAmerican Energy Holdings Co.
  5.875%, 10/01/12                                        395           408,977
Nisource Finance Corp.
  7.875%, 11/15/10                                        590           687,711
Pacific Gas & Electric Co.
  6.05%, 3/01/34                                        1,105         1,048,487
Public Service Company of Colorado
  7.875%, 10/01/12                                        450           538,265
Xcel Energy, Inc.
  7.00%, 12/01/10                                         650           729,335
Yorkshire Power Finance Ltd
  6.496%, 2/25/08                                         880           914,958
                                                                  -------------
                                                                     12,626,547
                                                                  -------------
Public Utilities - Telephone-0.5%
Sprint Capital Corp.
  8.375%, 3/15/12                                         505           593,570
Telefonos de Mexico SA de CV (Mexico)
  4.50%, 11/19/08 (a)                                     880           866,218
  8.25%, 1/26/06                                          805           872,459
                                                                  -------------
                                                                      2,332,247
                                                                  -------------
Savings and Loan-1.0%
Great Western Financial Trust II
  8.206%, 2/01/27                                       2,090         2,321,415
Washington Mutual Finance Corp.
  6.875%, 5/15/11                                       1,945         2,224,201
                                                                  -------------
                                                                      4,545,616
                                                                  -------------

_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Services-0.2%
Waste Management, Inc.
  6.875%, 5/15/09                                     $   960     $   1,063,636
                                                                  -------------
Supermarket/Drug-0.5%
Albertsons, Inc.
  7.45%, 8/01/29                                        1,965         2,134,108
                                                                  -------------
Total Corporate Debt Obligations
  (cost $125,488,789)                                               127,394,784
                                                                  -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES-2.7%
Banc America Commercial Mortgage, Inc.
  Series 2004-2, Class A2
  3.52%, 10/10/38                                       1,660         1,610,051
  Series 2004-1, Class A2
  4.037%, 11/10/39                                      1,495         1,461,093
Greenwich Capital Commercial Funding Corp.
  Series 2004-GG1, Class A7
  5.317%, 6/10/36                                       1,490         1,501,175
GS Mortgage Securities Corp. II
  Series 2003-C1, Class A2A
  3.59%, 1/10/40                                        2,070         2,053,884
JP Morgan Chase Commercial Mortgage Security
  Series 2004-C1, Class A2
  4.302%, 1/15/38                                       1,700         1,649,578
LB UBS Commercial Mortgage Trust
  Series 2003-C5, Class A2
  3.478%, 7/15/27                                       2,070         2,029,863
Morgan Stanley Capital I
  Series 2004-T13, Class A2
  3.94%, 9/13/45                                        1,900         1,848,320
                                                                  -------------
Total Commercial Mortgage Backed Securities
  (cost $12,414,621)                                                 12,153,964
                                                                  -------------
SOVEREIGN DEBT SECURITIES-1.1%
United Mexican States
  4.625%, 10/08/08                                      2,540         2,540,000
  7.50%, 1/14/12                                        2,075         2,266,938
                                                                  -------------
Total Sovereign Debt Securities
  (cost $4,741,165)                                                   4,806,938
                                                                  -------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-0.3%
Countrywide Home Loans
  Series 2003-49, Class A1
  1.6418%, 12/19/33
  (cost $1,090,214)                                     1,091         1,090,876
                                                                  -------------
SHORT-TERM INVESTMENTS-36.7%
U.S. Treasury Bill-25.7%
zero coupon, 6/24/04 *                                114,320       114,168,081
                                                                  -------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Time Deposit-11.0%
State Street Euro Dollar
  0.50%, 5/3/04                                      $ 48,734     $  48,734,000
                                                                  -------------
Total Short-Term Investments
  (cost $162,902,082)                                               162,902,081
                                                                  -------------
Total Investments Before Security Lending
  Collateral-130.7%
  (cost $582,603,272)                                               579,859,068
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED**-37.5%
Short-Term Investment
Bank of America
  1.22%, 7/15/04                                        5,990         6,285,144
CMSERA
  1.04%, 5/7/04                                        30,000        29,980,933
Federal Home Loan Bank
  1.27%-1.35%, 4/26/05-4/29/05                         17,500        17,500,000
Goldman Sachs & Co.
  1.11%, 10/20/04                                      25,000        25,000,000
Gotham Funding
  1.06%, 5/3/04-5/19/04                                72,385        72,344,322
Sigma Finance
  1.219%, 12/03/04                                      5,000         5,000,000


                                                     Shares
                                                 ==============
UBS Private Money Market Fund, LLC
  1.10%                                            10,513,332        10,513,332
                                                                  -------------
Total Investment of Cash Collateral
  for Securities Loaned
  (cost $166,623,731)                                               166,623,731
                                                                  -------------
Total Investments-168.2%
  (cost $747,600,069)                                               746,482,799
Other assets less liabilities-(68.2%)                              (302,583,285)
                                                                  -------------
Net Assets-100%                                                   $ 443,899,514
                                                                  =============


*  Represents entire or partial securities out on loan.

**  See Note E for security lending information.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of these securities amounted to $15,253,219 or 3.4% of net assets.

Glossary:

TBA-(To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


ASSETS
Investments in securities, at value
  (cost $747,600,069--including investment of cash
  collateral for securities loaned of $166,623,731)            $ 746,482,799(a)
Cash                                                                   5,538
Receivable for investment securities sold                         12,165,888
Interest receivable                                                3,278,854
Receivable for capital stock sold                                     22,707
                                                               -------------
Total assets                                                     761,955,786
                                                               -------------
LIABILITIES
Payable for collateral on securities loaned                      166,623,731
Payable for investment securities purchased                      150,125,057
Dividends payable                                                    553,633
Payable for capital stock redeemed                                   196,620
Distribution fee payable                                             104,385
Advisory fee payable                                                 103,944
Accrued expenses                                                     348,902
                                                               -------------
Total liabilities                                                318,056,272
                                                               -------------
Net Assets                                                     $ 443,899,514
                                                               =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                                $43,235
Additional paid-in capital                                       449,459,622
Distributions in excess of net investment income                  (2,971,351)
Accumulated net realized loss on investment transactions          (1,514,722)
Net unrealized depreciation of investments                        (1,117,270)
                                                               -------------
                                                               $ 443,899,514
                                                               =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($59,217,158 / 5,765,157 shares of capital stock
  issued and outstanding)                                             $10.27
Sales charge--4.25% of public offering price                             .46
                                                                      ------
Maximum offering price                                                $10.73
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($77,966,342 / 7,597,443 shares of capital stock
  issued and outstanding)                                             $10.26
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($21,406,805 / 2,089,627 shares of capital stock
  issued and outstanding)                                             $10.24
                                                                      ======
Class R Shares
Net asset value and offering price per share
  ($15,578 / 1,517 shares of capital stock
  issued and outstanding)                                             $10.27
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($285,293,631 / 27,781,643 shares of capital stock
  issued and outstanding)                                             $10.27
                                                                      ======


(a)  Includes securities on loan with a value of $162,214,076 (see Note E).

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 15

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME
Interest                                                           $  9,345,319

EXPENSES
Advisory fee                                      $  1,240,111
Distribution fee--Class A                               94,979
Distribution fee--Class B                              435,107
Distribution fee--Class C                              117,001
Distribution fee--Class R                                   26
Transfer agency                                        697,214
Custodian                                              109,053
Administrative                                          60,000
Audit and legal                                         52,133
Printing                                                49,920
Registration fees                                       42,643
Directors' fees and expenses                            10,000
Miscellaneous                                            6,733
                                                  ------------
Total expenses                                       2,914,920
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (734,515)
Less: expense offset arrangement
(see Note B)                                               (64)
                                                  ------------
Net expenses                                                          2,180,341
                                                                   ------------
Net investment income                                                 7,164,978
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on
  investment transactions                                             3,134,978
Net change in unrealized
  appreciation/depreciation
  of investments                                                     (4,737,847)
                                                                   ------------
Net loss on investment
  transactions                                                       (1,602,869)
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  5,562,109
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                      Six Months
                                        Ended       July 1, 2003
                                       April 30,         to        Year Ended
                                         2004        October 31,     June 30,
                                     (unaduited)        2003*          2003
                                     ============   ============   ============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                $  7,164,978   $  3,911,867   $ 11,975,914
Net realized gain (loss) on
  investment transactions               3,134,978     (3,807,440)    14,959,621
Net change in unrealized
  appreciation/depreciation
  of investments                       (4,737,847)    (6,091,822)     8,812,869
                                     ------------   ------------   ------------
Net increase (decrease) in net
  assets from operations                5,562,109     (5,987,395)    35,748,404

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                              (1,152,254)      (896,295)    (2,559,355)
  Class B                              (1,274,335)    (1,015,450)    (2,981,723)
  Class C                                (343,128)      (239,505)      (803,086)
  Class R                                    (177)            -0-            -0-
  Advisor Class                        (5,470,177)    (3,303,792)    (8,978,394)
Net realized gain on investment
  transactions
  Class A                              (1,348,611)            -0-            -0-
  Class B                              (1,909,068)            -0-            -0-
  Class C                                (511,130)            -0-            -0-
  Class R                                    (214)            -0-            -0-
  Advisor Class                        (5,670,270)            -0-            -0-

CAPITAL STOCK TRANSACTIONS
Net increase (decrease)                 7,002,216     (1,912,603)   145,535,331
                                     ------------   ------------   ------------
Total increase (decrease)              (5,115,039)   (13,355,040)   165,961,177

NET ASSETS
Beginning of period                   449,014,553    462,369,593    296,408,416
                                     ------------   ------------   ------------
End of period (including
  distributions in excess
  of net investment income of
  ($2,971,351), ($1,896,258)
  and ($1,298,018),
  respectively)                      $443,899,514   $449,014,553   $462,369,593
                                     ============   ============   ============


*  The Portfolio changed its fiscal year end from June 30 to October 31.

   See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Quality Bond Portfolio. The Quality Bond Portfolio (the "Portfolio") offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts as adjustments to interest income. Additionally, the Portfolio amortizes premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro rata basis by each settled class of shares, based on proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Portfolio changed its fiscal year end from June 30 to October 31. Accordingly, the statement of changes in net assets and financial highlights include the period from July 1, 2003 to October 31, 2003.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55 of 1% of the Portfolio's average


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .98%, 1.68%, 1.68%, 1.18% and .68% of the average daily net assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively. For the six months ended April 30, 2004, such waiver amounted to $523,484.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion, and .35% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $151,031. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended April 30, 2004, the Advisor voluntarily agreed to waive its fees for services. Such waiver amounted to $60,000.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $514,735 for the six months ended April 30, 2004.

For the six months ended April 30, 2004, the Portfolio's expenses were reduced by $64 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $1,924 from the sale of Class A shares and received $3,032, $100,271 and $2,043, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares, .50 of 1% of the Portfolio's average daily net assets


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


attributable to Class R shares, and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $682,716 and $369,605 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2004, were as follows:


                                                  Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $   60,129,378   $  106,642,473
U.S. government securities                       1,180,534,074    1,143,283,051


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:


Gross unrealized appreciation                                    $    4,644,113
Gross unrealized depreciation                                        (5,761,383)
                                                                 --------------
Net unrealized depreciation                                      $   (1,117,270)
                                                                 ==============

Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation and depreciation by the Portfolio.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

NOTE E

Securities Lending

The Portfolio has entered into a securities lending agreement with AG Edwards &Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due.

As of April 30, 2004, the Portfolio had loaned securities with a value of $162,214,076 and received cash collateral which was invested in short-term securities valued at $166,623,731 as included in the accompanying portfolio of investments. For the period ended April 30, 2004, the Portfolio earned fee income of $29,774 which is included in the accompanying statement of operations.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE F

Capital Stock

There are 15,000,000,000 shares of $.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              -------------------------------------------------
                                                   Shares
                              -------------------------------------------------
                              Six Months Ended    July 1, 2003 to   Year Ended
                                April 30, 2004      October 31,       June 30,
                                 (unaudited)           2003(a)         2003
                              -------------------------------------------------
Class A
Shares sold                            633,868       1,188,424       7,320,478
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                        208,825          69,498         188,816
-------------------------------------------------------------------------------
Shares converted from Class B          148,902          72,114         183,885
-------------------------------------------------------------------------------
Shares redeemed                     (1,688,217)     (1,944,017)     (4,991,928)
-------------------------------------------------------------------------------
Net increase (decrease)               (696,622)       (613,981)      2,701,251
===============================================================================

Class B
Shares sold                            643,081         900,731      10,491,815
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                        220,153          65,907         187,182
-------------------------------------------------------------------------------
Shares converted to Class A           (149,036)        (73,115)       (183,857)
-------------------------------------------------------------------------------
Shares redeemed                     (2,222,592)     (2,261,947)     (4,937,099)
-------------------------------------------------------------------------------
Net increase (decrease)             (1,508,394)     (1,368,424)      5,558,041
===============================================================================

Class C
Shares sold                            187,420         748,714       3,020,966
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                         38,112          12,921          40,953
-------------------------------------------------------------------------------
Shares redeemed                       (607,503)       (740,569)     (2,189,012)
-------------------------------------------------------------------------------
Net increase (decrease)               (381,971)         21,066         872,907
===============================================================================

Advisor Class
Shares sold                          2,699,773       1,716,510       6,206,900
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                      1,057,904         305,930         854,656
-------------------------------------------------------------------------------
Shares redeemed                       (494,068)       (257,118)     (2,365,708)
-------------------------------------------------------------------------------
Net increase                         3,263,609       1,765,322       4,695,848
===============================================================================


                                    November 3,
                                    2003(b) to
                                  April 30, 2004
                                   (unaudited)
                                -----------------
Class R
Shares sold                              1,517
-------------------------------------------------
Net increase                             1,517
=================================================


(a)  The portfolio changed its fiscal year end from June 30 to October 31.

(b)  Commencemnet of distributions.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                              -------------------------------------------------
                                                   Amount
                              -------------------------------------------------
                              Six Months Ended    July 1, 2003 to   Year Ended
                                April 30, 2004      October 31,      June 30,
                                 (unaudited)          2003(a)          2003
                              -------------------------------------------------
Class A
Shares sold                       $  6,662,623    $ 12,601,915    $ 77,100,650
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                      2,182,757         733,739       1,997,352
-------------------------------------------------------------------------------
Shares converted from Class B        1,558,949         771,300       1,956,325
-------------------------------------------------------------------------------
Shares redeemed                    (17,756,080)    (20,507,158)    (52,684,749)
-------------------------------------------------------------------------------
Net increase (decrease)           $ (7,351,751)   $ (6,400,204)   $ 28,369,578
===============================================================================

Class B
Shares sold                       $  6,746,348    $  9,506,335    $110,463,465
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                      2,297,246         695,223       1,979,554
-------------------------------------------------------------------------------
Shares converted to Class A         (1,558,949)       (771,300)     (1,956,325)
-------------------------------------------------------------------------------
Shares redeemed                    (23,349,469)    (23,810,699)    (52,323,161)
-------------------------------------------------------------------------------
Net increase (decrease)           $(15,864,824)   $(14,380,441)   $ 58,163,533
===============================================================================

Class C
Shares sold                       $  1,968,336    $  7,877,594    $ 31,610,879
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                        396,940         136,077         431,766
-------------------------------------------------------------------------------
Shares redeemed                     (6,375,860)     (7,783,898)    (22,969,541)
-------------------------------------------------------------------------------
Net increase (decrease)           $ (4,010,584)   $    229,773    $  9,073,104
===============================================================================

Advisor Class
Shares sold                       $ 28,344,146    $ 18,114,331    $ 65,432,463
-------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and
  distributions                     11,058,072       3,228,730       9,029,421
-------------------------------------------------------------------------------
Shares redeemed                     (5,188,709)     (2,704,792)    (24,532,768)
-------------------------------------------------------------------------------
Net increase                      $ 34,213,509    $ 18,638,269    $ 49,929,116
===============================================================================


                                    November 3,
                                    2003(b) to
                                 April 30, 2004
                                   (unaudited)
                                -----------------
Class R
Shares sold                       $     15,866
-------------------------------------------------
Net increase                      $     15,866
=================================================


(a)  The portfolio changed its fiscal year end from June 30 to October 31.

(b)  Commencemnet of distributions.


NOTE G

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guar-


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


antor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended April 30, 2004.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. Based on the operations of the Portfolio as of the semi-annual date, and its distribution policy, the Portfolio may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the period ended October 31, 2003, and the fiscal years ended June 30, 2003 and June 30, 2002 were as follows:


                                July 1, 2003 to   Year Ended     Year Ended
                                  October 31,      June 30,       June 30,
                                      2003*          2003           2002
                                  ============   ============   ============
Distributions paid from:
  Ordinary income                 $  5,455,042   $ 15,322,558   $  9,824,526
  Net long-term
    capital gains                             -0-            -0-        53,837
                                    ------------   ------------   ------------
Total taxable
  distributions                      5,455,042     15,322,558      9,878,363
                                    ------------   ------------   ------------
Total distributions paid          $  5,455,042   $ 15,322,558   $  9,878,363(a)
                                  ============   ============   ============


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Undistributed ordinary income                                 $  6,468,174
Undistributed long-term capital gains                            2,678,430
Accumulated capital and other losses                            (4,240,862)(b)
Unrealized appreciation/(depreciation)                           2,085,834(c)
                                                              ------------
Total accumulated earnings/(deficit)                          $  6,991,576
                                                              ============

(a) Total distributions paid differ from Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $4,240,862 all of which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

*  The Portfolio changed its fiscal year end from June to October 31.

NOTE J

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 27

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended       July 1,                                             July 1,
                                            April 30,      2003 to             Year Ended June 30,           1999(c) to
                                                2004     October 31,  -------------------------------------   June 30,
                                            (unaudited)     2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.56       $10.82       $10.25       $10.22        $9.85       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)(e)                      .17          .12          .33          .46          .55          .60
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.04)        (.25)         .66          .17          .42         (.21)
Net increase (decrease) in net
  asset value from operations                    .13         (.13)         .99          .63          .97          .39

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                         (.19)        (.13)        (.42)        (.46)        (.55)        (.54)
Distributions in excess of
  net investment income                           -0-          -0-          -0-        (.10)        (.04)          -0-
Distributions from net realized
  gain on investment
  transactions                                  (.23)          -0-          -0-        (.01)        (.01)          -0-
Distributions in excess of net
  realized gain on investment
  transactions                                    -0-          -0-          -0-        (.03)          -0-          -0-
Total dividends and distributions               (.42)        (.13)        (.42)        (.60)        (.60)        (.54)
Net asset value, end of period                $10.27       $10.56       $10.82       $10.25       $10.22        $9.85

TOTAL RETURN
Total investment return based on
  net asset value(f)                            1.17%       (1.20)%       9.87%        6.23%       10.09%        4.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $59,217      $68,213      $76,565      $44,852      $20,068       $5,071
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .98%(g)      .98%(g)      .98%         .98%         .98%         .98%(g)
  Expenses, before waivers/
    reimbursements                              1.30%(g)     1.33%(g)     1.32%        1.48%        2.85%       13.10%(g)
Net investment income(e)                        3.16%(g)     2.60%(g)     3.08%        4.39%        5.49%        5.96%(g)
Portfolio turnover rate                          289%         199%         867%         573%         385%         215%



See footnote summary on page 35.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended       July 1,                                             July 1,
                                             April 30,     2003 to            Year Ended June 30,            1999(c) to
                                                2004     October 31,  -------------------------------------   June 30,
                                            (unaudited)     2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.55       $10.81       $10.24       $10.21        $9.84       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)(e)                      .13          .09          .26          .38          .47          .50
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.04)        (.25)         .66          .16          .43         (.18)
Net increase (decrease) in net
  asset value from operations                    .09         (.16)         .92          .54          .90          .32

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.15)        (.10)        (.35)        (.38)        (.47)        (.48)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.09)        (.05)          -0-
Distributions from net realized
  gain on investment
  transactions                                  (.23)          -0-          -0-        (.01)        (.01)          -0-
Distributions in excess of net
  realized gain on investment
  transactions                                    -0-          -0-          -0-        (.03)          -0-          -0-
Total dividends and distributions               (.38)        (.10)        (.35)        (.51)        (.53)        (.48)
Net asset value, end of period                $10.26       $10.55       $10.81       $10.24       $10.21        $9.84

TOTAL RETURN
Total investment return based on
  net asset value(f)                             .82%       (1.44)%       9.12%        5.52%        9.34%        3.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $77,966      $96,033     $113,233      $50,354      $13,960       $1,007
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.68%(g)     1.68%(g)     1.68%        1.68%        1.68%        1.68%(g)
  Expenses, before waivers/
    reimbursements                              2.03%(g)     2.06%(g)     2.05%        2.19%        3.36%       11.29%(g)
Net investment income(e)                        2.55%(g)     2.01%(g)     2.41%        3.70%        4.82%        5.32%(g)
Portfolio turnover rate                          289%         199%         867%         573%         385%         215%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 31

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended       July 1,                                             July 1,
                                             April 30,     2003 to            Year Ended June 30,            1999(c) to
                                                2004     October 31,  -------------------------------------   June 30,
                                            (unaudited)     2003(a)      2003         2002(b)      2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.53       $10.79       $10.23       $10.19        $9.83       $10.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)(e)                      .13          .09          .26          .38          .48          .51
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.04)        (.25)         .65          .17          .41         (.20)
Net increase (decrease) in net
  asset value from operations                    .09         (.16)         .91          .55          .89          .31

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.15)        (.10)        (.35)        (.38)        (.48)        (.48)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.09)        (.04)          -0-
Distributions from net realized
  gain on investment
  transactions                                  (.23)          -0-          -0-        (.01)        (.01)          -0-
Distributions in excess of net
  realized gain on investment
  transactions                                    -0-          -0-          -0-        (.03)          -0-          -0-
Total dividends and distributions               (.38)        (.10)        (.35)        (.51)        (.53)        (.48)
Net asset value, end of period                $10.24       $10.53       $10.79       $10.23       $10.19        $9.83

TOTAL RETURN
Total investment return based on
  net asset value(f)                             .82%       (1.44)%       9.03%        5.63%        9.25%        3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $21,407      $26,021      $26,445      $16,131       $4,315         $514
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.68%(g)     1.68%(g)     1.68%        1.68%        1.68%        1.68%(g)
  Expenses, before waivers/
    reimbursements                              2.02%(g)     2.06%(g)     2.03%        2.19%        3.42%       11.75%(g)
Net investment income(e)                        2.56%(g)     2.03%(g)     2.41%        3.71%        4.88%        5.35%(g)
Portfolio turnover rate                          289%         199%         867%         573%         385%         215%



See footnote summary on page 35.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                             --------------
                                                                Class R
                                                             --------------
                                                               November 3,
                                                               2003(h) to
                                                                April 30
                                                                  2004
                                                               (unaudited)
                                                             --------------
Net asset value, beginning of period                             $10.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income(d)(e)                                         .15
Net realized and unrealized gain on investment
  transactions                                                       -0-
Net increase in net asset value from operations                     .15

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                               (.18)
Distributions from net realized gain on investment
  transactions                                                     (.23)
Total dividends and distributions                                  (.41)
Net asset value, end of period                                   $10.27

TOTAL RETURN
Total investment return based based on net asset value(f)          1.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $16
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                          1.18%(g)
  Expenses, before waivers/reimbursements                          1.49%(g)
  Net investment income                                            2.91%(e)(g)
Portfolio turnover rate                                             289%


See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 33

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Advisor Class
                                            ---------------------------------------------------------------
                                            Six Months
                                               Ended       July 1,                                July 1,
                                             April, 30     2003 to       Year Ended June 30,    1999(c) to
                                                2004     October 31,  ------------------------   June 30,
                                            (unaudited)    2003(a)      2003         2002(b)       2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.55       $10.82       $10.25       $10.22        $9.97

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(d)(e)                      .18          .13          .36          .48          .42
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 (.02)        (.26)         .66          .18          .30
Net increase (decrease) in net
  asset value from operations                    .16         (.13)        1.02          .66          .72

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.21)        (.14)        (.45)        (.48)        (.42)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.11)        (.04)
Distributions from net realized
  gain on investment
  transactions                                  (.23)          -0-          -0-        (.01)        (.01)
Distributions in excess of net
  realized gain on investment
  transactions                                    -0-          -0-          -0-        (.03)          -0-
Total dividends and distributions               (.44)        (.14)        (.45)        (.63)        (.47)
Net asset value, end of period                $10.27       $10.55       $10.82       $10.25       $10.22

TOTAL RETURN
Total investment return based on
  net asset value(f)                            1.42%       (1.19)%      10.20%        6.57%        7.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $285,294     $258,747     $246,127     $185,071      $27,420
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .68%(g)      .68%(g)      .68%         .68%         .68%(g)
  Expenses, before waivers/
    reimbursements                              1.00%(g)     1.03%(g)     1.20%        1.20%        2.29%(g)
Net investment income(e)                        3.43%(g)     2.87%(g)     3.39%        4.69%        5.89%(g)
Portfolio turnover rate                          289%         199%         867%         573%         385%



See footnote summary on page 35.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------


(a)  The Portfolio changed its fiscal year end from June 30 to October 31.

(b) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.05, increase net realized and unrealized gain on investments per share by $.05 for Class A, B and C, respectively, and by $.06 for the Advisor Class, and decrease the ratio of net investment income to average net assets from 4.93% to 4.39% for Class A, from 4.24% to 3.70% for Class B, from 4.25% to 3.71% for Class C and from 5.24% to 4.69% for Advisor Class. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(c)  Commencement of operations.

(d)  Based on average shares outstanding.

(e)  Net of fees waived and expenses reimbursed by the Adviser.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 35

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Paul J. DeNoon, Vice President
Matthew D.W. Bloom(2), Vice President
Jeffrey S. Phlegar, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 756003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Mr. Bloom is the person primarily responsible for the day-to-day management of the Portfolio's investment portfolio.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO o 37

ALLIANCEBERNSTEIN BOND FUND QUALITY BOND PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


QBPSR0404



ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.     DESCRIPTION OF EXHIBIT
     -----------     ----------------------
     11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004